CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 17, 2019	Mar. 14, 2018	Dec. 02, 2016	Dec. 23, 2014
Preferred stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000				1,000,000
Preferred stock, shares issued	0	0				0
Preferred stock, shares outstanding	0	0				0
Common stock subject to possible redemption, shares at redemption value		22,480,341	24,301,050	24,815,596	25,070,806	24,574,700	24,391,647	24,360,982
Preferred stock - Series A
Preferred stock, par value										$ 0.00001
Class A Common stock
Common stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000				100,000,000
Common stock, shares issued	5,160,271	5,019,659				2,925,300
Common stock, shares outstanding	5,160,271	5,019,659				1,319,073
Common stock subject to possible redemption, shares at redemption value	22,339,729	22,480,341				24,574,700
Blade Urban Air Mobility [Member]
Preferred stock, par value			$ 0.00001
Preferred stock, shares authorized			22,211,526
Common stock, par value	$ 0.00001		$ 0.00001				$ 0.00001
Common stock, shares authorized	50,300,000		50,300,000				50,300,000
Common stock, shares issued	13,756,294		12,592,851				12,502,885
Common stock, shares outstanding			12,592,851				12,502,885
Blade Urban Air Mobility [Member] | Preferred stock - Series Seed
Preferred stock, par value	$ 0.00001		$ 0.00001				$ 0.00001				$ 0.00001
Preferred stock, shares authorized	2,817,000		2,817,000				2,817,000
Preferred stock, shares issued	2,817,000		2,817,000				2,817,000
Preferred stock, shares outstanding	2,817,000		2,817,000				2,817,000
Blade Urban Air Mobility [Member] | Preferred stock - Series A
Preferred stock, par value	$ 0.00001		$ 0.00001				$ 0.00001
Preferred stock, shares authorized	6,734,526		6,734,526				6,734,526
Preferred stock, shares issued	6,734,517		6,734,517				6,734,517
Preferred stock, shares outstanding	6,734,517		6,734,517				6,734,517
Blade Urban Air Mobility [Member] | Preferred stock - Series B
Preferred stock, par value	$ 0.00001		$ 0.00001				$ 0.00001		$ 0.00001
Preferred stock, shares authorized	12,660,000		12,660,000				12,660,000
Preferred stock, shares issued	12,565,294		12,565,294				12,565,294
Preferred stock, shares outstanding	12,565,294		12,565,294				12,565,294